FINANCIAL ASSETS AND LIABILITIES (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest income	$ 5	$ 5	$ 10
Interest expense	(356)	(216)	(178)
Foreign currency exchange difference, net	123	80	3
Changes in the fair value of financial instruments	444	110	(15)
Result from present value measurement	(10)	(14)	(1)
Other financial results	(7)	(15)	(8)
Total	199	(50)	(189)
Financial Assets Liabilities At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Interest income	5	5	10
Interest expense	(307)	(175)	(138)
Foreign currency exchange difference, net	(1,035)	16	(11)
Changes in the fair value of financial instruments
Result from present value measurement	(1)	(1)	2
Other financial results	(7)	(15)	(4)
Total	(1,345)	(170)	(141)
Financial Assets Liabilities At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expense
Foreign currency exchange difference, net	(560)	(85)	(19)
Changes in the fair value of financial instruments	444	110	(15)
Result from present value measurement
Other financial results
Total	(116)	25	(34)
Subtotal Financial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income	5	5	10
Interest expense	(307)	(175)	(138)
Foreign currency exchange difference, net	(1,595)	(69)	(30)
Changes in the fair value of financial instruments	444	110	(15)
Result from present value measurement	(1)	(1)	2
Other financial results	(7)	(15)	(4)
Total	(1,461)	(145)	(175)
Nonfinancial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expense	(49)	(41)	(40)
Foreign currency exchange difference, net	1,718	149	33
Changes in the fair value of financial instruments
Result from present value measurement	(9)	(13)	(3)
Other financial results			(4)
Total	$ 1,660	$ 95	$ (14)